Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000007825 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000007825 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000007825 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000007825 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007825 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000007825 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000007825 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000007825 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000007825 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007825 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007825 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007825 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007826 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000007826 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000007826 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000007826 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007826 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000007826 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000007826 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000007826 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000007826 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007826 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007826 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007826 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007828 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000007828 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007828 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007828 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000007828 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000007828 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000007828 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007828 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007828 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007828 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007828 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007828 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000007828 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007829 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000007829 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007829 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007829 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000007829 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000007829 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000007829 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007829 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007829 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007829 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007829 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007829 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000007829 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000257083 | U.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	104.90%
C000257083 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
C000257084 | U.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000257084 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.60%